AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 75,657	$ 55,092
Accumulated net unrealized gain	1,268	569
Carrying value	76,925	55,661
Listed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	56,379	37,882
Unlisted Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	20,546	17,779
Unlisted Securities [Member] | Second Lien Interest-Bearing Loan Notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	$ 51,365	$ 44,400